Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions			12 Months Ended
	May 01, 2011	May 01, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of common stock shares authorized to be acquired under stock options granted	912,000	890,000
Vesting period	2 years	2 years
Exercisable period (in years)	4 years	4 years
Grant-date fair value per share of stock options						¥ 772	¥ 988
Recognized compensation cost for stock options			¥ 0	¥ 0	¥ 0
Cash received from the exercise of stock options			¥ 0	¥ 0	¥ 826